UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.7%
	BERMUDA – 3.9%
776,736	Lazard Ltd. - Class A	$35,574,509

	CANADA – 9.8%
518,689	Canadian National Railway Co.	34,223,100
215,428	Canadian Pacific Railway Ltd.	37,628,809
65,600	Constellation Software, Inc.	18,176,677
		90,028,586

	CHINA – 4.6%
3,322,102	Sun Art Retail Group Ltd.	3,004,003
2,308,300	Tencent Holdings Ltd.	38,933,071
		41,937,074

	DENMARK – 11.6%
951,940	Chr Hansen Holding A/S	39,557,387
795,140	Novo Nordisk A/S - ADR	35,431,438
684,658	Novozymes A/S	31,223,239
		106,212,064

	FRANCE – 1.8%
104,213	LVMH Moet Hennessy Louis Vuitton S.A.	16,759,158

	IRELAND – 5.9%
1,142,390	Experian PLC	20,130,774
225,403	Perrigo Co. PLC	34,202,651
		54,333,425

	JAPAN – 6.1%
155,343	FANUC Corp.	26,088,200
671,560	Sysmex Corp.	30,010,137
		56,098,337

	MEXICO – 1.6%
7,515,098	Wal-Mart de Mexico S.A.B. de C.V.	14,514,299

	NETHERLANDS – 11.6%
392,479	ASML Holding N.V.	40,794,267
215,989	Core Laboratories N.V.	20,032,980
700,021	Sensata Technologies Holding N.V.*	34,525,036
768,535	Yandex N.V. - Class A*	11,443,486
		106,795,769

	SOUTH AFRICA – 1.9%
1,122,968	Shoprite Holdings Ltd.	17,751,506

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SPAIN – 3.4%
1,058,765	Inditex S.A.	$31,204,018

	SWEDEN – 2.8%
1,060,655	Svenska Cellulosa A.B. SCA - Class B	25,566,154

	SWITZERLAND – 12.8%
374,263	ACE Ltd.	40,405,433
453,965	Nestle S.A.	34,669,735
14,512	SGS S.A.	27,527,744
37,610	Swatch Group A.G.	14,958,028
		117,560,940

	TAIWAN – 5.9%
2,367,619	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	53,768,628

	UNITED KINGDOM – 7.6%
684,446	ARM Holdings PLC - ADR	32,059,450
442,020	Reckitt Benckiser Group PLC	37,411,577
		69,471,027

	UNITED STATES – 3.4%
743,231	Coca-Cola Enterprises, Inc.	31,290,025
	TOTAL COMMON STOCKS (Cost $804,394,335)	868,865,519

	SHORT-TERM INVESTMENTS – 7.8%
71,943,727	Fidelity Institutional Money Market Fund, 0.07%[1]	71,943,727

	TOTAL SHORT-TERM INVESTMENTS (Cost $71,943,727)	71,943,727

	TOTAL INVESTMENTS – 102.5% (Cost $876,338,062)	940,809,246
	Liabilities in Excess of Other Assets – (2.5)%	(23,269,632)

	TOTAL NET ASSETS – 100.0%	$917,539,614

ADR	– American Depository Receipt
PLC	– Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.2%
	ARGENTINA – 4.4%
3,895	MercadoLibre, Inc.	$482,746

	BRAZIL – 12.1%
64,355	Ambev S.A. - ADR	423,456
13,405	BRF S.A. - ADR	317,967
10,005	Embraer S.A. - ADR	352,776
18,905	TOTVS S.A.	236,515
		1,330,714

	CHINA – 13.0%
5,780	Ctrip.com International Ltd. - ADR*	274,868
8,870	Qunar Cayman Islands Ltd. - ADR*	260,246
64,560	Sun Art Retail Group Ltd.	58,378
28,245	Tencent Holdings Ltd.	476,396
52,430	Tsingtao Brewery Co., Ltd. - Class H	350,882
		1,420,770

	INDIA – 3.6%
7,876	Dr Reddy's Laboratories Ltd. - ADR	397,502

	INDONESIA – 11.8%
349,445	Bank Rakyat Indonesia Persero Tbk P.T.	319,735
1,936,000	Kalbe Farma Tbk P.T.	284,053
854,000	Surya Citra Media Tbk P.T.	229,248
611,000	Tower Bersama Infrastructure Tbk P.T.	457,501
		1,290,537

	MACAU – 2.6%
102,820	Wynn Macau Ltd.	284,724

	MEXICO – 6.6%
14,605	Grupo Televisa S.A.B. – ADR*	476,269
126,790	Wal-Mart de Mexico S.A.B. de C.V.	244,876
		721,145

	NETHERLANDS – 2.3%
16,853	Yandex N.V. - Class A*	250,941

	PHILIPPINES – 2.9%
340,000	Puregold Price Club, Inc.	323,192

	POLAND – 4.2%
46,195	Eurocash S.A.	458,437

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH AFRICA – 2.2%
15,030	Shoprite Holdings Ltd.	$237,589

	SOUTH KOREA – 6.9%
1,345	Medy-Tox, Inc.	451,935
470	NAVER Corp.	304,637
		756,572

	TAIWAN – 6.5%
31,140	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	707,190

	TURKEY – 3.6%
19,588	Coca-Cola Icecek A.S.	394,970

	UNITED ARAB EMIRATES – 1.9%
15,400	Al Noor Hospitals Group PLC	210,622

	UNITED STATES – 7.6%
4,613	PriceSmart, Inc.	377,251
6,330	Yum! Brands, Inc.	457,533
		834,784
	TOTAL COMMON STOCKS (Cost $10,451,899)	10,102,435

	SHORT-TERM INVESTMENTS – 4.1%
450,606	Fidelity Institutional Money Market Fund, 0.07%[1]	450,606

	TOTAL SHORT-TERM INVESTMENTS (Cost $450,606)	450,606

	TOTAL INVESTMENTS – 96.3% (Cost $10,902,505)	10,553,041
	Other Assets in Excess of Liabilities – 3.7%	405,320

	TOTAL NET ASSETS – 100.0%	$10,958,361

ADR	– American Depository Receipt
PLC	– Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 105.9%
	CANADA – 2.8%
204	Canadian National Railway Co.	$13,460

	CHINA – 6.6%
3,000	Sun Art Retail Group Ltd.	2,713
1,400	Tencent Holdings Ltd.	23,613
760	Tsingtao Brewery Co., Ltd. - Class H	5,086
		31,412

	DENMARK – 6.6%
375	Chr Hansen Holding A/S	15,583
350	Novo Nordisk A/S - ADR	15,596
		31,179

	IRELAND – 4.7%
147	Perrigo Co. PLC	22,306

	NETHERLANDS – 6.7%
147	Core Laboratories N.V.	13,634
373	Sensata Technologies Holding N.V.*	18,397
		32,031

	SWITZERLAND – 9.9%
144	ACE Ltd.	15,546
241	Nestle S.A.	18,406
7	SGS S.A.	13,278
		47,230

	TAIWAN – 4.1%
857	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	19,462

	UNITED KINGDOM – 6.1%
306	ARM Holdings PLC - ADR	14,333
425	Rotork PLC	14,692
		29,025

	UNITED STATES – 58.4%
98	Amazon.com, Inc.*	34,744
320	Amphenol Corp. - Class A	17,187
192	CME Group, Inc.	16,378
120	Cooper Cos., Inc.	18,918
140	Costco Wholesale Corp.	20,018
332	eBay, Inc.*	17,596
220	Express Scripts Holding Co.*	17,756
35	Google, Inc. - Class A*	18,814

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
75	LinkedIn Corp. - Class A*	$16,855
154	Monsanto Co.	18,169
228	NIKE, Inc. - Class B	21,033
115	Praxair, Inc.	13,868
205	Starbucks Corp.	17,944
658	TD Ameritrade Holding Corp.	21,313
105	TripAdvisor, Inc.*	7,036
		277,629
	TOTAL COMMON STOCKS (Cost $476,075)	503,734

	SHORT-TERM INVESTMENTS – 2.9%
13,638	Fidelity Institutional Money Market Fund, 0.07%[1]	13,638

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,638)	13,638

	TOTAL INVESTMENTS – 108.8% (Cost $489,713)	517,372
	Liabilities in Excess of Other Assets – (8.8)%	(41,947)

	TOTAL NET ASSETS – 100.0%	$475,425

ADR	– American Depository Receipt
PLC	– Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets Fund”), and WCM Focused Global Growth Fund (“Global Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares.  The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Global Growth Fund commenced investment operations on June 28, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At January 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$876,853,570	$10,903,200	$490,218

Gross unrealized appreciation	$109,726,805	$567,109	$45,276
Gross unrealized depreciation	(45,771,129)	(917,268)	(18,122)
Net unrealized appreciation (depreciation) on investments	$63,955,676	$(350,159)	$27,154

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2015 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2015, in valuing the Funds’ assets carried at fair value:

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2015 (Unaudited)

International Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Bermuda	$35,574,509	$-	$-	$35,574,509
Canada	90,028,586	-	-	90,028,586
China	3,004,003	38,933,071	-	41,937,074
Denmark	35,431,438	70,780,626	-	106,212,064
France	-	16,759,158	-	16,759,158
Ireland	34,202,651	20,130,774	-	54,333,425
Japan	-	56,098,337	-	56,098,337
Mexico	14,514,299	-	-	14,514,299
Netherlands	106,795,769	-	-	106,795,769
South Africa	-	17,751,506	-	17,751,506
Spain	-	31,204,018	-	31,204,018
Sweden	-	25,566,154	-	25,566,154
Switzerland	40,405,433	77,155,507	-	117,560,940
Taiwan	53,768,628	-	-	53,768,628
United Kingdom	32,059,450	37,411,577	-	69,471,027
United States	31,290,025	-	-	31,290,025
Short-Term Investments	71,943,727	-	-	71,943,727
Total Investments	$549,018,518	$391,790,728	$-	$940,809,246

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$482,746	$-	$-	$482,746
Brazil	1,330,714	-	-	1,330,714
China	593,492	827,278	-	1,420,770
India	397,502	-	-	397,502
Indonesia	-	1,290,537	-	1,290,537
Macau	-	284,724	-	284,724
Mexico	721,145	-	-	721,145
Netherlands	250,941	-	-	250,941
Philippines	-	323,192	-	323,192
Poland	-	458,437	-	458,437
South Africa	-	237,589	-	237,589
South Korea	-	756,572	-	756,572
Taiwan	707,190	-	-	707,190
Turkey	-	394,970	-	394,970
United Arab Emirates	210,622	-	-	210,622
United States	834,784	-	-	834,784
Short-Term Investments	450,606	-	-	450,606
Total Investments	$5,979,742	$4,573,299	$-	$10,553,041

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2015 (Unaudited)

Global Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Canada	$13,460	$-	$-	$13,460
China	2,713	28,699	-	31,412
Denmark	15,596	15,583	-	31,179
Ireland	22,306	-	-	22,306
Netherlands	32,031	-	-	32,031
Switzerland	15,546	31,684	-	47,230
Taiwan	19,462	-	-	19,462
United Kingdom	14,333	14,692	-	29,025
United States	277,629	-	-	277,629
Short-Term Investments	13,638	-	-	13,638
Total Investments	$426,714	$90,658	$-	$517,372

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. As of January 31, 2015 certain securities in the International Growth Fund, Global Growth Fund and Emerging Markets Fund transferred Levels due to these Funds applying fair value pricing to non-U.S. Securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	3/31/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	3/31/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/31/15